LONG-TERM AND OTHER DEBTS - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Jan. 25, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Aug. 11, 2021 USD ($)	May 31, 2021 USD ($)	May 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Credit facilities	$ 13,077,670	$ 55,460,722
Secured	98,175,000				$ 125,000,000
Available credit	$ 314,169				400,000
Debt to EBITDA, ratio	400.00%
Fixed-charge coverage, ratio	110.00%
Period of loan agreement	1 year
Top of range
Disclosure of detailed information about borrowings [line items]
Capital expenditure	102.00%
Revolving Credit Facility, Revolving Credit Agreement
Disclosure of detailed information about borrowings [line items]
Nominal Value						$ 100,000,000
Aggregate cap	$ 392,700				500,000
Revolving Credit Facility, Revolving Credit Agreement | Increase Of Maximum Principal Amount
Disclosure of detailed information about borrowings [line items]
Nominal Value				$ 200,000,000
Revolving Credit Facility, Operating Revolving Facility
Disclosure of detailed information about borrowings [line items]
Credit facilities	$ 27,489,000				$ 35,000,000
Borrowings, adjustment to interest rate basis	1.00%				1.00%
Revolving Credit Facility, Operating Revolving Facility | Canadian Prime Rate
Disclosure of detailed information about borrowings [line items]
Advances		12,367,015	$ 15,603,789
Borrowings, adjustment to interest rate basis	3.45%				3.45%
Revolving Credit Facility, Operating Revolving Facility | US Prime Rate
Disclosure of detailed information about borrowings [line items]
Advances		5,842,320	$ 7,438,442
Borrowings, adjustment to interest rate basis	4.75%				4.75%
Revolving Credit Facility, Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Credit facilities	$ 35,343,000				$ 45,000,000
Revolving Credit Facility, Term Loan Facility | Canadian Prime Rate
Disclosure of detailed information about borrowings [line items]
Interest Rate	9.00%				9.00%
Revolving Credit Facility, Term Loan Facility | US Prime Rate
Disclosure of detailed information about borrowings [line items]
Interest Rate	9.00%				9.00%
Revolving Credit Facility, Additional Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Credit facilities	$ 7,854,000				$ 10,000,000
Revolving Credit Facility, Additional Term Loan Facility | Canadian Prime Rate
Disclosure of detailed information about borrowings [line items]
Interest Rate	3.00%				3.00%
Revolving Credit Facility, Additional Term Loan Facility | US Prime Rate
Disclosure of detailed information about borrowings [line items]
Interest Rate	3.00%				3.00%
Discretionary Credit Card Facility
Disclosure of detailed information about borrowings [line items]
Authorized amount	$ 196,350				$ 250,000
Interest Rate	19.15%				19.15%
Hedge Facility
Disclosure of detailed information about borrowings [line items]
Authorized amount	$ 785,400				$ 1,000,000
Loan on research and development tax credits and subsidies receivable
Disclosure of detailed information about borrowings [line items]
Credit facilities	$ 10,564,590	10,433,572			12,212,405
Nominal Value					13,500,000						$ 2,702,000
Financial liabilities					$ 13,393,787
Interest Rate	7.50%				7.50%
Loan on research and development tax credits and subsidies receivable | Top of range
Disclosure of detailed information about borrowings [line items]
Secured	$ 17,037,000				$ 21,600,000
Finalta Capital Fund in May 2020
Disclosure of detailed information about borrowings [line items]
Credit facilities		9,591,623
Nominal Value							$ 10,210,200	$ 13,000,000
Interest Rate							9.00%	9.00%
Finalta Capital Fund in December 2018
Disclosure of detailed information about borrowings [line items]
Credit facilities		841,949							$ 1,072,000
Nominal Value										$ 2,122,151
Interest Rate										6.55%	6.55%
IQ Loan
Disclosure of detailed information about borrowings [line items]
Credit facilities					50,000,000
Proportion of amount disbursed forgiven	30.00%
SIF Loan
Disclosure of detailed information about borrowings [line items]
Credit facilities					$ 49,950,000
Proportion of amount disbursed forgiven	30.00%
Initial Term Loan, bearing interest at the bank's prime rate plus 9% (11.45%), maturing in April 2021 (Note 11.1)
Disclosure of detailed information about borrowings [line items]
Credit facilities	$ 0	$ 15,708,000
Interest Rate	11.45%				11.45%
Borrowings, adjustment to interest rate basis	9.00%				9.00%